Expense Example, No Redemption {- Franklin Adjustable U.S. Government Securities Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Adjustable U.S. Government Securities Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 140
3 Years	439
5 Years	760
10 Years	$ 1,668